Basis of Preparation	12 Months Ended
Dec. 31, 2017
Basis Of Preparation Of Financial Statements Abstract [Abstract]
Disclosure Of Basis Of Preparation Of Financial Statements Explanatory

2. Basis of Preparation

2.1 Application of IFRS

The Group’s consolidated financial statements of the Group have been prepared in accordance with International Financial Reporting Standards (“IFRS”). IFRS are the standards, subsequent amendments and related interpretations (“IFRICs”) issued by the International Accounting Standards Board (“IASB”).

The preparation of consolidated financial statements requires the use of certain critical accounting estimates. Management also needs to exercise judgment in applying the Group’s accounting policies. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements are disclosed in Note 2.4.

The Group has applied the following standards and amendments for the first time for their annual reporting period commencing January 1, 2017. The adoption of these amendments did not have any impact on the current period or any prior period and is not likely to affect future periods.

•	Amendments to IAS 7, Statement of Cash Flows

Amendments to IAS 7 Statement of Cash flows requires to provide disclosures that enable users of financial statements to evaluate changes in liabilities arising from financing activities, including both changes arising from cash flows and non-cash flows.

•	Amendments to IAS 12, Income Tax

Amendments to IAS 12 clarify how to account for deferred tax assets related to debt instruments measured at fair value. IAS 12 provides requirements on the recognition and measurement of current or deferred tax liabilities or assets. The amendments issued clarify the requirements on recognition of deferred tax assets for unrealized losses, to address diversity in practice.

•	Amendments to IFRS 12, Disclosure of Interests in Other Entities

Amendments to IFRS 12 clarify when an entity’s interest in a subsidiary, a joint venture or an associate is classified as held for sales in accordance with IFRS 5, the entity is required to disclose other information except for summarized financial information in accordance with IFRS 12.

Certain new accounting standards and interpretations that have been published that are not mandatory for annual reporting period commencing January 1, 2017 and have not been early adopted by the Group are set out below.

•	Amendments to IAS 28, Investments in Associates and Joint Ventures

When an investment in an associate or a joint venture is held by, or it held indirectly through, an entity that is a venture capital organization, or a mutual fund, unit trust and similar entities including investment-linked insurance funds, the entity may elect to measure that investment at fair value through profit or loss in accordance with IFRS 9. The amendments clarify that an entity shall make this election separately for each associate of joint venture, at initial recognition of the associate or joint venture. The Group will apply these amendments retrospectively for annual periods beginning on or after January 1, 2018, and early adoption is permitted. The Group does not expect the amendments to have a significant impact on the consolidated financial statements because the Group is not a venture capital organization.

•	Amendments to IAS 40, Transfers of Investment Property

Paragraph 57 of IAS 40 clarifies that a transfer to, or from, investment property, including Property under construction, can only be made if there has been a change in use that is supported by Evidence, and provides a list of circumstances as examples. The amendment will be effective for annual periods beginning on or after January 1, 2018. With early adoption permitted. The Group does not expect the amendment to have a significant impact on the financial statements.

•	Amendments to IFRS 2, Share-based Payment

Amendments to IFRS 2 clarify accounting for a modification to the terms and conditions of a share-based payment that changes the classification of the transaction from cash-settled to equity-settled. Amendments also clarify that the measurement approach should treat the terms and conditions of a cash-settled award in the same way as for an equity-settled award. The amendments will be effective for annual periods beginning on or after January 1, 2018, with early adoption. The Group does not expect the amendments to have a significant impact on the consolidated financial statements.

•	Enactments to IFRIC 22, Foreign Currency Transactions and Advance Consideration

According to these enactments, the date of the transaction for the purpose of determining the exchange rate to use on initial recognition of the related asset, expense or income (or part of it) is the date on which an entity initially recognizes the non-monetary asset or non-monetary liability arising from the payment or receipt of advance consideration. If there are multiple payments or receipts in advance, the entity shall determine a date of the transaction for each payment or receipt of advance consideration. These enactments will be effective for annual periods beginning on or after January 1, 2018, with early adoption permitted. The Group does not expect the enactments to have a significant impact on the consolidated financial statements.

•	IFRS 9, Financial Instruments

The new standard for financial instruments issued in July 2014 is effective for annual periods beginning on or after January 1, 2018 with early application permitted. This standard will replace IAS 39 Financial Instruments: Recognition and Measurement. The Group will apply the standards for annual periods beginning on or after January 1, 2018.

The standard requires retrospective application with some exceptions. For example, an entity is not required to restate prior periods in relation to classification, measurement and impairment of financial instruments. The standard requires prospective application of its hedge accounting requirements for all hedging relationships except the accounting for time value of options and other exceptions.

IFRS 9 Financial Instruments requires all financial assets to be classified and measured on the basis of the entity’s business model for managing financial assets and the contractual cash flow characteristics of the financial assets. A new impairment model, an expected credit loss model, is introduced and any subsequent changes in expected credit losses will be recognized in profit or loss. Also, hedge accounting rules are amended to allow more hedging instruments and hedged items to qualify for hedge accounting.

An effective implementation of IFRS 9 requires preparation processes including financial impact assessment, accounting policy establishment, accounting system development and the system stabilization. The impact on the Group’s financial statements due to the application of the standard is dependent on judgements made in applying the standard, financial instruments held by the Group and macroeconomic variables.

Within the Group, IFRS 9 Task Force Team (‘TFT’) has been set up to prepare for implementation of IFRS 9 since October 2015. There are three stages for implementation of IFRS, such as analysis, design and implementation, and preparation for application. The Group analyzed the financial impacts of IFRS 9 on its consolidated financial statements.

Stage	Period	Process
1	From Oct. to Dec. 2015 (for 3 months)	Analysis of GAAP differences and development of methodology

2	From Jan. to Dec. 2016 (for 12 months)	Development of methodology, definition of business requirement, and the system development and test.

3	From Jan. 2017 to Mar. 2018 (for 15 months)	Preparation for opening balances of the financial statements

The Group performed an impact assessment to identify potential financial effects of applying IFRS 9. The assessment was performed based on available information as at December 31, 2017, and the results of the assessment are explained as below. The results of the assessment in the financial effects as at December 31, 2017 may change due to additional information and decisions that the Group may obtain in the future.

(a) Classification and Measurement of Financial Assets

When implementing IFRS 9, the classification of financial assets will be driven by the Group’s business model for managing the financial assets and contractual terms of cash flow. The following table shows the classification of financial assets measured subsequently at amortized cost, at fair value through other comprehensive income and at fair value through profit or loss. For hybrid (combined) instruments, the Group does not measure an embedded derivative separately from its host contract, financial assets with embedded derivatives are classified in their entirety.

Business model	Contractual cash flows characteristics
	Solely represent payments of principal and interest	All other
Hold the financial asset for the collection of the contractual cash flows	Measured at amortized cost[1]	Recognized at fair value through profit or loss[2]
Hold the financial asset for the collection of the contractual cash flows and sale	Measured at fair value through other comprehensive income[1]
Hold for sale and others	Measured at fair value through profit or loss

[1]	A designation at fair value through profit or loss is allowed only if such designation mitigates an accounting mismatch (irrevocable).
[2]	A designation at fair value through other comprehensive income is allowed only if the financial instrument is the equity investment that is not held for trading (irrevocable).

With the implementation of IFRS 9, the criteria to classify the financial assets at amortized cost or at fair value through other comprehensive income are more strictly applied than the criteria applied with IAS 39. Accordingly, the financial assets at fair value through profit or loss may increase by implementing IFRS 9 and may result an extended fluctuation in profit or loss.

The following table presents the impact of the change in classification and measurement of financial instrument (excluding derivatives) held by the Group as at December 31, 2017, using the financial instrument accounting system developed by the Group with applying IFRS 9.

Classification in accordance with		Amount in accordance with
IAS 39	IFRS 9	IAS 39[1]		IFRS 9[1]
		(In millions of Korean won)
Cash and due from financial institutions	Measured at amortized cost	￦	19,817,825	￦	17,020,727
	Recognized at fair value through profit or loss[2]		—		2,782,821

Sub-total			19,817,825		19,803,548

Financial assets at fair value through profit or loss
Trading Securities-Debt	Recognized at fair value through profit or loss		25,168,338		32,227,345
Trading Securities-Equity			4,935,100
Trading Securities-Others			73,855
Financial assets designated at fair value through profit and loss[3]			2,050,052

Sub-total			32,227,345		32,227,345

Loans	Measured at amortized cost		290,122,838		288,970,214
	Recognized at fair value through profit or loss[2]		—		629,223

Sub-total			290,122,838		289,599,437

Financial investments
Available-for-sale Securities- Debt	Recognized at fair value through other comprehensive income		38,959,401		33,611,908
	Recognized at fair value through profit or loss[2]		—		2,511,902
	Measured at amortized cost		—		2,839,709
Available-for-sale Securities- Equity	Recognized at fair value through other comprehensive income		9,156,862		2,367,745
	Recognized at fair value through profit or loss[2]		—		6,800,632
Financial assets held-to-maturity	Measured at amortized cost		18,491,980		18,222,076
	Recognized at fair value through profit or loss[2]		—		269,661

Sub-total			66,608,243		66,623,633

Other assets	Measured at amortized cost		10,195,015		10,188,309

Total		￦	418,971,266	￦	418,442,272

[1]	Loans and other financial assets are net of allowance.
[2]	In accordance with IFRS 4, the Group applied Overlay approach to the financial instruments related to insurance contracts (cash and due from financial institutions ￦186,293 million, Loans ￦587 million, Available-for-sale securities ￦6,349,091 million, and Held-to-maturity securities ￦57,386 million). For the financial assets designated as fair value through profit or loss, the Group reclassifies the amount reported in profit or loss for the designated financial assets applying IFRS 9 to the amount that would have been reported in profit or loss for the designated financial assets of the insurer has applied IAS 39.
[3]	The financial assets amounting to ￦2,050,052 million that was previously classified as financial assets designated at fair value through profit or loss in accordance with IAS 39, will be reclassified as financial assets recognized at fair value through profit or loss, even if the financial assets are not designated at fair value through profit or loss.

With the implementation of IFRS 9, as at December 31, 2017, ￦2,782,821 million of cash and due from financial institutions, ￦629,223 million of loans, ￦9,312,534 million of financial assets available-for-sales and ￦269,661 million of assets held-to-maturity are classified to financial assets recognize at fair value through profit or loss. These classifications will increase the financial assets recognized at fair value through profit or loss from 7.7% to 10.8% over the total financial assets (excluding derivatives) of ￦418,442,272 million and may result an extended fluctuation in profit or loss.

(b) Classification and Measurement of Financial Liabilities

IFRS 9 requires that the amount of the change of fair value attributable to changes in the credit risk in the financial liabilities designated at fair value through profit or loss will be recognized in other comprehensive income, not in profit or loss, unless this treatment of the credit risk component creates or enlarges a measurement mismatch. Amounts presented in other comprehensive income are not subsequently transferred to profit or loss.

Under IAS 39, all financial liabilities designated at fair value through profit or loss recognized their fair value change in profit or loss. However, under IFRS 9, certain fair value change will be recognized in other comprehensive income and as a result, profit or loss from fair value change may decrease. Based on the impact assessment, ￦10,438 million was identified as changes in credit risk in relation to the financial liabilities of ￦10,078,288 million designated as fair value through profit or loss.

(c) Impairment: Financial Assets and Contract Assets

The new impairment model requires the recognition of impairment provisions based on expected credit losses (ECL) rather than only incurred credit losses as is the case under IAS 39. It applies to financial assets classified at amortized cost, debt instruments measured at fair value through other comprehensive income, lease receivables, contract assets, loan commitments and certain financial guarantee contracts.

Under IFRS 9, a credit event (or impairment ‘trigger’) no longer has to occur before credit losses are recognized. The Group will always recognize (at a minimum) 12-month expected credit losses in profit or loss. Lifetime expected losses will be recognized on assets for which there is a significant increase in credit risk after initial recognition.

Stage		Loss allowance
1	No significant increase in credit risk after initial recognition	12-month expected credit losses: expected credit losses that result from those default events on the financial instrument that are possible within 12 months after the reporting date

2	Significant increase in credit risk after initial recognition	Lifetime expected credit losses: expected credit losses that result from all possible default events over the life of the financial instrument
3	Credit-impaired

Under IFRS 9, the asset that is credit-impaired at initial recognition would recognize all changes in lifetime expected credit losses since the initial recognition as a loss allowance.

According to the financial assessment, the Group owns loss allowance set out below.

Classification in accordance with		Loss allowance in accordance with				Difference (b)-(a)
IAS 39	IFRS 9	IAS 39(a)		IFRS 9(b)
		(In millions of Korean won)
Loans and receivables
Due from financial institutions	Measured at amortized cost	￦	—	￦	1,797	￦	1,797
Loans	Measured at amortized cost		2,064,469		2,608,937		544,468
	Recognized at fair value through profit or loss		45,763		—		(45,763)
Other assets	Measured at amortized cost		104,813		109,899		5,086
Available-for-sale Securities
Debt Securities	Recognized at fair value through other comprehensive income		—		4,433		4,433
	Measured at amortized cost		—		176		176
Financial assets held-to-maturity
Debt Securities	Measured at amortized cost		—		1,530		1,530

Sub-total			2,215,045		2,726,772		511,727

Unused Commitment and Guarantee			267,011		295,648		28,637

Sub-total			267,011		295,648		28,637

Financial Guarantee Contract			2,682		4,857		2,175

Sub-total			2,682		4,857		2,175
Total
		￦	2,484,738	￦	3,027,277	￦	542,539

(d) Hedge Accounting

Hedge accounting mechanics (fair value hedges, cash flow hedges and hedge of net investments in a foreign operations) required by IAS 39 remains unchanged in IFRS 9, however, the new hedge accounting rules will align the accounting for hedging instruments more closely with the Group’s risk management practices. As a general rule, more hedge relationships might be eligible for hedge accounting, as the standard introduces a more principles-based approach. IFRS 9 allows more hedging instruments and hedged items to qualify for hedge accounting, and relaxes the hedge accounting requirement by removing two hedge effectiveness tests that are a prospective test to ensure that the hedging relationship is expected to be highly effective and a quantitative retrospective test (within range of 80-125%) to ensure that the hedging relationship has been highly effective throughout the reporting period.

With implementation of IFRS 9, volatility in profit or loss may be reduced as some items that were not eligible as hedged items or hedging instruments under IAS 39 are now eligible under IFRS 9.

Furthermore, when the Group first applies IFRS 9, it may choose as its accounting policy to continue to apply all of the hedge accounting requirements of IAS 39 instead of the requirements of IFRS 9.

Meanwhile, as at December 31, 2017, no hedge accounting was applied to risk management activity which is eligible for being hedged under IFRS 9 but not under IAS 39.

•	IFRS 15, Revenue from Contracts with Customers

IFRS 15 Revenue from Contracts with Customers issued in May 2014 replaces IAS 18 Revenue, IAS 11 Construction Contracts, SIC 31 Revenue-Barter Transactions Involving Advertising Services, IFRIC 13 Customer Loyalty Programs, IFRIC 15 Agreements for the Construction of Real Estate and IFRIC 18 Transfers of assets from customers.

IAS 18 and other, the current standard, provide revenue recognition criteria by type of transactions; such as, sales goods, the rendering of services, interest income, royalty income, dividend income, and construction contracts. However, IFRS 15, the new standard, is based on the principle that revenue is recognized when control of a good or service transfers to a customer—so the notion of control replaces the existing notion of risks and rewards.

A new five-step process must be applied before revenue from contract with customer can be recognized:

•	Identify contracts with customers

•	Identify the separate performance obligation

•	Determine the transaction price of the contract

•	Allocate the transaction price to each of the separate performance obligations, and

•	Recognize the revenue as each performance obligation is satisfied.

The Group will apply new standard for annual reporting periods beginning on or after January 1, 2018 and early adoption is permitted. The Group performed a preliminary impact assessment on the employees of the accounting department based on the current situation and available information as at December 31, 2017 to identify potential financial effects of applying IFRS 15. As a result, the Group expects the standard will not have a significant impact on the consolidated financial statements. The results of the assessment as at December 31, 2017, may change due to additional information that the Group may obtain after the assessment.

•	IFRS 16, Leases

IFRS 16 Leases issued in January 2016 is effective for annual periods beginning on or after January 1, 2019, with early adoption permitted. This standard will replace IAS 17 Leases, IFRIC 4 Determining whether an Arrangement contains a Lease, IFRIC 15 Operating Leases-Incentives, and SIC 27 Evaluating the Substance of Transactions Involving the Legal Form of a Lease.

At inception of a contract, the entity shall assess whether the contract is, or contains, a lease. Also, at the date of initial application, the entity shall assess whether the contract is, or contains, a lease in accordance with the standard. However, the entity will not need to reassess all contracts with applying the practical expedient because the entity elected to apply the practical expedient only to contracts entered before the date of initial application.

For a contract that is, or contains, a lease, the entity shall account for each lease component within the contract as a lease separately from non-lease components of the contract. A lease is required to recognize a right-of-use asset representing its right to use the underlying leased asset and a lease liability representing its obligation to make lease payments. The lessee may elect not to apply the requirements to short-term lease (a lease term of 12 months or less at the commencement date) and low value assets (e.g. underlying assets below $ 5,000). In addition, as a practical expedient, the lessee may elect, by class of underlying asset, not to separate non-lease components from lease components, and instead account for each lease component and any associated non-lease components as a single lease component.

The classification criteria between a financial lease and an operating lease for a lessor under IFRS 16 are similar to IAS 17.

The Group is currently in progress of analyzing the potential impact on its consolidated financial statements resulting from the application of IFRS 16.

•	IFRS 17, Insurance Contracts

IFRS 17 was issued in May 2017 as replacement for IFRS 4 Insurance Contracts and is effective for periods beginning on or after January 1, 2021. It requires a current measurement model where estimates are re-measured each reporting period. Contracts are measured using the building blocks of:

•	discounted probability-weighted cash flows

•	an explicit risk adjustment, and

•	a contractual service margin (“CSM”) representing the unearned profit of the contract which is recognized as revenue over the coverage period.

The standard allows a choice between recognizing changes in discount rates either in the income statement or directly in other comprehensive income. The choice is likely to reflect how insurers account for their financial assets under IFRS 9.

An optional, simplified premium allocation approach is permitted for the liability for the remaining coverage for short duration contracts, which are often written by non-life insurers.

There is a modification of the general measurement model called the ‘variable fee approach’ for certain contracts written by life insurers where policyholders share in the returns from underlying items. When applying the variable fee approach the entity’s share of the fair value changes of the underlying items is included in the contractual service margin. The results of insurers using this model are therefore likely to be less volatile than under the general model.

The new rules will affect the financial statements and key performance indicators of all entities that issue insurance contracts or investment contracts with discretionary participation features.

2.2 Measurement Basis

The consolidated financial statements have been prepared under the historical cost convention unless otherwise specified.

2.3 Functional and Presentation Currency

Items included in the financial statements of each entity of the Group are measured using the currency of the primary economic environment in which the entity operates (“the functional currency”). The consolidated financial statements are presented in Korean won, which is the Parent Company’s functional and presentation currency(Notes 3.2.1 and 3.2.2).

2.4 Critical Accounting Estimates

The preparation of consolidated financial statements requires the application of accounting policies, certain critical accounting estimates and assumptions that may have a significant impact on the assets (liabilities) and incomes (expenses). Management’s estimates of outcomes may differ from actual outcomes if management’s estimates and assumptions based on management’s best judgment at the reporting date are different from the actual environment.

Estimates and assumptions are continually evaluated and any change in an accounting estimate is recognized prospectively by including it in profit or loss in the period of the change, if the change affects that period only. Alternatively if the change in accounting estimate affects both the period of change and future periods, that change is recognized in the profit or loss of all those periods.

Uncertainty in estimates and assumptions with significant risk that may result in material adjustment to the consolidated financial statements are as follows:

2.4.1 Income taxes

The Group is operating in numerous countries and the income generated from these operations is subject to income taxes based on tax laws and interpretations of tax authorities in numerous jurisdictions. There are many transactions and calculations for which the ultimate tax determination is uncertain. If certain portion of the taxable income is not used for investments, increase in wages, or dividends in accordance with the Tax System for Recirculation of Corporate Income, the Group is liable to pay additional income tax calculated based on the tax laws. The new tax system is effective for three years from 2015. Accordingly, the measurement of current and deferred income tax is affected by the tax effects from the new system. As the Group’s income tax is dependent on the investments, increase in wages and dividends, there exists uncertainty with regard to measuring the final tax effects.

2.4.2 Fair value of financial instruments

The fair value of financial instruments where no active market exists or where quoted prices are not otherwise available is determined by using valuation techniques. Financial instruments, which are not actively traded in the market and those with less transparent market prices, will have less objective fair values and require broad judgment on liquidity, concentration, uncertainty in market factors and assumptions in price determination and other risks.

As described in the significant accounting policies in Note 3.3, ‘Recognition and Measurement of Financial Instruments’, diverse valuation techniques are used to determine the fair value of financial instruments, from generally accepted market valuation models to internally developed valuation models that incorporate various types of assumptions and variables.

2.4.3 Provisions for credit losses (allowances for loan losses, provisions for acceptances and guarantees, and unused loan commitments)

The Group determines and recognizes allowances for losses on loans through impairment testing and recognizes provisions for guarantees, and unused loan commitments. The accuracy of provisions for credit losses is determined by the methodology and assumptions used for estimating expected cash flows of the borrower for individually assessed allowances of loans, collectively assessed allowances for groups of loans, guarantees and unused loan commitments.

2.4.4 Net defined benefit liability

The present value of net defined benefit liability depends on a number of factors that are determined on an actuarial basis using a number of assumptions (Note 24).

2.4.5 Impairment of goodwill

The recoverable amounts of cash-generating units have been determined based on value-in-use calculations to test whether goodwill has suffered any impairment (Note 15).